INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expense Related to Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS, NET [Abstract]
Amortization expenses	$ 7,877	$ 8,058	$ 6,908
2013	6,464
2014	5,190
2015	5,188
2016	4,427
2017	3,566
Thereafter	5,598
Total	$ 30,433	$ 31,813